INVENTORIES	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
INVENTORIES
8.    INVENTORIES

	December 31, 2023	December 31, 2022

Finished goods
Pulp
Domestic (Brazil)	576,774	616,557
Foreign	1,271,335	1,440,207
Paper
Domestic (Brazil)	569,771	359,322
Foreign	137,653	201,868
Work in process	93,325	93,964
Raw materials
Wood	1,666,817	1,492,661
Operating supplies and packaging	795,274	732,140
Spare parts and other	931,052	897,531

(-) Expected credit losses	(95,053)	(105,989)
	5,946,948	5,728,261
8.1.Roll-forward of estimated losses

	December 31, 2023	December 31, 2022

Opening balance	(105,989)	(91,258)
Additions	(65,085)	(89,552)
Reversals	33,666	33,492
Write-offs	42,355	41,329
Closing balance	(95,053)	(105,989)
On December 31, 2023, and December 31, 2022, there were no inventory items pledged as collateral.